Financial Assets for Trading at Fair Value Trhough Profit and Loss	12 Months Ended
Dec. 31, 2022
Financial Assets for Trading at Fair Value Trhough Profit and Loss [Abstract]
FINANCIAL ASSETS FOR TRADING AT FAIR VALUE TRHOUGH PROFIT AND LOSS

NOTE 05 - FINANCIAL ASSETS FOR TRADING AT FAIR VALUE TRHOUGH PROFIT AND LOSS

The detail of financial assets for trading at fair value through profit and loss is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Financial derivative contracts
Forwards	1,669,807	1,088,194
Swaps	9,992,123	8,402,868
Call currency options	1,429	3,232
Put currency options	9,601	177
Subtotal	11,672,960	9,494,471
Debt financial instruments
Chilean Central Bank and Government securities	153,967	68,649
Foreign financial debt securities	79	4,698
Subtotal	154,046	73,347
Total	11,827,006	9,567,818

a.	As of December 31, 2022 and 2021 the Bank holds the following portfolio of financial assets derivative contracts:

	As of December 31, 2022
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	9,245,832	7,653,539	9,828,036	6,178,376	1,009,395	737,202	34,652,380	1,669,807
Interest rate swaps	-	5,583,353	8,796,596	26,246,111	24,855,247	11,658,182	16,373,617	93,513,106	4,283,817
Cross currency swaps	-	1,258,796	1,575,109	5,398,185	19,811,336	11,689,202	21,297,126	61,029,754	5,708,306
Call currency options	-	99,157	80,844	24,744	-	-	-	204,745	1,429
Put currency options	-	309,713	1,699	7,816	-	-	-	319,228	9,601
Total	-	16,496,851	18,107,787	41,504,892	50,844,959	24,356,779	38,407,945	189,719,213	11,672,960

	As of December 31, 2021
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	4,975,740	4,892,023	5,873,439	2,272,048	1,404,498	572,858	19,990,606	1,088,194
Interest rate swaps	-	3,073,729	4,409,984	11,320,119	19,002,414	14,025,972	19,384,413	71,216,631	3,009,922
Cross currency swaps	-	1,134,097	1,717,410	6,962,984	21,317,376	22,326,462	37,994,088	91,452,417	5,392,946
Call currency options	-	3,344	24,593	36,394	-	-	-	64,331	3,232
Put currency options	-	10,715	5,268	8,545	-	-	-	24,528	177
Total	-	9,197,625	11,049,278	24,201,481	42,591,838	37,756,932	57,951,359	182,748,513	9,494,471

b.	As of December 31, 2021 and 2020 the Bank holds the following portfolio of debt financial instruments for trading:

	As of December 31,
	2022	2021
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	1,412	713
Chilean Treasury bonds and notes	152,555	67,936
Subtotal	153,967	68,649
Other Chilean debt financial securities
Chilean corporate bonds	-	4,698
Subtotal	-	4,698
Foreign financial debt securities
Other foreign financial instruments	79	-
Subtotal	79	-

Total	154,046	73,347

As of December 31, 2022 and 2021, there were no trading investments sold under resell agreements to clients or financial institutions.